STOCK-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2012
STOCK-BASED COMPENSATION PLANS
Schedule of stock-based compensation expense
	2012	2011	2010
Cost of goods sold	$304	$385	$492
Sales and marketing	1,149	1,075	1,199
Research and development	1,341	1,110	861
Administration	2,987	2,928	2,913
Restructuring	—	—	540
Continuing operations	5,781	5,498	6,005
Discontinued operations	932	951	951
	$6,713	$6,449	$6,956
Stock option plan	$2,121	$2,844	$3,359
Restricted stock plan	4,592	3,605	3,597
	$6,713	$6,449	$6,956

Schedule of fair value of options estimated on the date of grant using the Black-Scholes option pricing model

	2012	2011	2010
Risk-free interest rate	0.85%	2.07%	1.90%
Annual dividends per share	Nil	Nil	Nil
Expected stock price volatility	57%	60%	60%
Expected option life (in years)	4.0	4.0	4.0
Estimated forfeiture rate	3.5%	3.5%	3.5%
Average fair value of options granted (in dollars)	$3.42	$5.11	$4.21

Schedule of stock option activity

	Number of	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	Shares	Cdn.$	U.S.$	In Years	U.S.$
Outstanding, December 31, 2009	2,158,088	13.51	12.83	2.5	3,246
Granted	698,972	9.12	8.76
Exercised	(173,879)	6.38	6.18		792
Forfeited	(423,453)	12.36	11.84
Outstanding, December 31, 2010	2,259,728	12.51	12.54	2.4	7,878
Granted	658,452	10.88	10.89
Exercised	(83,906)	6.06	6.19		417
Forfeited	(536,399)	13.91	13.97
Outstanding, December 31, 2011	2,297,875	12.11	11.86	2.5	705
Granted	636,963	7.85	7.82
Exercised	(85,051)	5.16	5.12		297
Forfeited	(493,910)	17.58	17.42
Outstanding, December 31, 2012	2,355,877	9.89	9.96	2.5	735

Schedule of stock options outstanding and exercisable
	Options Outstanding				Options Exercisable
Range of	Number of	Weighted Average Remaining Option Life	Weighted Average Exercise Price		Number Of options	Weighted Average Exercise Price
Exercise Prices	Options	(years)	Cdn.$	U.S.$	Exercisable	Cdn.$	U.S.$
$3.98 – $7.93 U.S. $3.95 – $7.86 Cdn	601,145	3.1	6.68	6.73	185,921	4.57	4.61
$7.94 – $9.16 U.S. $7.87 – $9.09 Cdn	568,076	3.0	8.27	8.34	232,003	8.52	8.59
$9.17 – $11.10 U.S. $9.10 – $11.02 Cdn	486,416	2.8	10.20	10.27	267,013	10.02	10.10
$11.11 – $19.40 U.S. $11.03 – $19.25 Cdn	700,240	1.4	13.74	13.85	536,011	14.56	14.67
	2,355,877	2.5	9.89	9.96	1,220,948	10.90	10.98

Schedule of restricted stock unit activity

	Number of	Weighted Average Grant Date Fair Value		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	RSUs	Cdn.$	U.S.$	In years	U.S.$
Outstanding, December 31, 2009	975,884	6.88	6.53	1.9	10,349
Granted	328,496	9.10	8.75
Vested	(443,610)	8.21	7.82		4,159
Forfeited	(32,779)	6.56	6.29
Outstanding, December 31, 2010	827,991	6.81	6.83	1.3	12,346
Granted	486,343	10.83	10.84
Vested	(379,121)	11.10	11.11		4,170
Forfeited	(31,184)	8.54	8.43
Outstanding, December 31, 2011	904,029	8.94	8.43	1.3	6,346
Granted	856,784	7.89	7.89
Vested	(499,038)	7.67	7.67		3,835
Forfeited	(36,780)	9.09	9.00
Outstanding, December 31, 2012	1,224,995	8.71	8.68	1.9	9,746
Outstanding – vested and not settled	7,648
Outstanding – unvested	1,217,347
Outstanding, December 31, 2012	1,224,995